CONFIDENTIAL

13F-CON

NON-PUBLIC

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

P 8/14/02

Form 13F

01074975

Form 13F COVER PAGE

RECD S.E.C.
AUG 15 2001
078

CONFIDENTIAL TREATMENT EXPIRED

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Citigroup Inc.*
Address: 399 Park Avenue
New York, New York 10043

Form 13F File Number: 28-2427

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Joseph B. Wollard
Title: Assistant Secretary
Phone: (212) 559-1000

J. B. Wollard

PROCESSED
JAN 23 2004
THOMSON FINANCIAL

Signature, Place, and Date of Signing:

/s/ Joseph B. Wollard New York, New York August 14, 2001

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

---

* Indicates institutional investment managers requesting confidential treatment of certain information.

CONFIDENTIAL TREATMENT REQUESTED

Form 13F Summary Page
June 30, 2001

CONFIDENTIAL

Report Summary:

Number of Other Included Managers:	5
Form 13F Information Table Entry Total:	77
Form 13F Information Table Value Total:	$775,253,000

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.	Form 13F File Number	Name
1	28-3072	399 Venture Partners, Inc.
2*	28-1876	Associated Madison Companies, Inc.
3	28-6215	Citibank Canada
4	28-5339	Citibank International Plc
5	28-5341	Citibank Investments Limited
6	28-749	Citibank, N.A.
7	28-6217	Citibank (New York State)
8	28-5347	Citibank Overseas Investment Corporation
9	28-1833	Citibank (Switzerland)
10	28-45	Citicorp
11	28-7574	Citicorp Banking Corporation
12	28-6221	Citicorp Funding, Inc.
13	28-6323	Citicorp Strategic Technology Corporation
14	28-1090	Citicorp Venture Capital, Ltd.
15	28-5343	Citigroup Holdings Company
16	28-4024	SSB Citi Fund Management LLC
17*	28-5154	PFS Services, Inc.
18	28-4684	Plaza LLC
19	28-4442	The Robinson-Humphrey Company, LLC
20	28-2568	Salomon Brothers Asset Management Inc.
21	28-7570	Salomon Brothers Europe Limited
22	28-1114	Salomon Brothers Holding Company Inc.
23	28-7568	Salomon Brothers International Limited
24	28-6229	Salomon Brothers UK Equity Limited
25	28-7566	Salomon International LLC
26	28-1109	Salomon Smith Barney Holdings Inc.
27	28-541	Salomon Smith Barney Inc.
28	28-3197	SAMBA Capital Management International Limited
29	28-7564	Saudi American Bank
30	28-5476	Smith Barney Corporate Trust Company
31	28-6251	Citigroup Asset Management Limited (formerly SSB Citi Asset Management Limited)
32	28-3308	Travelers Asset Management International Company LLC
33	28-5774	Travelers Property Casualty Corp.
34	28-4686	The Travelers Indemnity Company
35*	28-1299	The Travelers Insurance Company
36*	28-4152	The Travelers Insurance Group Inc.
37	28-2551	The Travelers Investment Management Company
38*	28-6022	Tribeca Management, L.L.C.

* Indicates institutional investment managers requesting confidential treatment of certain information.

CONFIDENTIAL

CONFIDENTIAL TREATMENT REQUESTED

CITIGROUP INC.
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
FORM 13F AS OF 06/30/01

NAME OF ISSUER (1)	TITLE OF CLASS (2)	CUSIP (3)	FAIR MARKET VALUE (000) (4)	SHARES OR PRINCIPAL AMOUNT (5)	INVESTMENT DISCRETION (6) SOLE (A)	SHARED (B)	(C)	MANAGERS (7)	VOTING AUTHORITY (8) SOLE (A)	SHARED (B)	NONE (C)
STRATEGY: RISK ARBITRAGE											
(CONFIDENTIAL TREATMENT REQUESTED UNTIL 12/31/01)											
*** RTS ELAN CORP PLC	EQU	G29539148001	94	429,100		X		2,17,35,36,38			429,10(
*** AT&T CANADA INC	EQU	002070202001	1,117	37,000		X		2,17,35,36,38			37,00(
*** ALLIANCE FOREST PROD INC	EQU	01859J108001	632	40,000		X		2,17,35,36,38			40,00(
AMERICAN GENERAL CORP	EQU	026351106000	18,135	384,300		X		2,17,35,36,38			384,30(
C R BARD INC NEW JERSEY	EQU	067383109000	4,311	75,000		X		2,17,35,36,38			75,00(
DEAN FOODS CO	EQU	242361103000	6,030	150,000		X		2,17,35,36,38			150,00(
DURAMED PHARMACEUTICALS INC	EQU	266354109000	3,484	200,000		X		2,17,35,36,38			200,00(
FRANCHISE FIN CORP AMER	EQU	351807102000	5,040	200,000		X		2,17,35,36,38			200,00(
GPU INC	EQU	36225X100000	8,055	225,000		X		2,17,35,36,38			225,00(
GALILEO INTERNATIONAL INC	EQU	363547100000	4,841	150,000		X		2,17,35,36,38			150,00(
HOMESTAKE MINING CO	EQU	437614100000	1,550	210,000		X		2,17,35,36,38			210,00(
IBP INC	EQU	449223106000	5,050	200,000		X		2,17,35,36,38			200,00(
INVERNESS MEDICAL TECHNOLOGY	EQU	461268104000	1,850	50,000		X		2,17,35,36,38			50,00(
MERISTAR HOSPITALITY CORP	EQU	58984Y103000	1,748	75,000		X		2,17,35,36,38			75,00(
MINIMED INC	EQU	60365K108000	11,758	250,000		X		2,17,35,36,38			250,00(
NEWPORT NEWS SHIPBUILDING INC	EQU	652228107000	1,533	25,000		X		2,17,35,36,38			25,00(
RALSTON PURINA GROUP	EQU	751277302000	10,581	350,000		X		2,17,35,36,38			350,00(
REMEDY CORP	EQU	759548100000	1,701	50,000		X		2,17,35,36,38			50,00(
*** ROGERS WIRELESS COMM INC	EQU	775315104001	3,544	199,100		X		2,17,35,36,38			199,10(
STRUCTURAL DYNAMICS RESH CORP	EQU	863555108000	5,924	242,100		X		2,17,35,36,38			242,10(
TEXACO INC	EQU	881694103000	15,174	225,000		X		2,17,35,36,38			225,00(
TOSCO CORPORATION NEW	EQU	891490302000	15,390	350,000		X		2,17,35,36,38			350,00(
ULTRAMAR DIAMOND SHAMROCK CORP	EQU	904000106000	11,833	250,000		X		2,17,35,36,38			250,00(
UNIGRAPHICS SOLUTIONS INC CL A	EQU	904928108000	884	28,500		X		2,17,35,36,38			28,50(
WILLAMETTE INDUSTRIES INC	EQU	969133107000	4,980	100,000		X		2,17,35,36,38			100,00(
WISCONSIN CENTRAL TRANSPORTATI	EQU	976592105000	5,040	300,000		X		2,17,35,36,38			300,00(

TOTAL MARKET VALUE FOR THIS PAGE 150,279

CONFIDENTIAL

CITIGROUP INC.
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
FORM 13F AS OF 06/30/01

CONFIDENTIAL TREATMENT REQUESTED

NAME OF ISSUER (1)	TITLE OF CLASS (2)	CUSIP (3)	FAIR MARKET VALUE (000) (4)	SHARES OR PRINCIPAL AMOUNT (5)	INVESTMENT DISCRETION (6) SOLE (A)	SHARED (B)	(C)	MANAGERS (7)	VOTING AUTHORITY (8) SOLE (A)	SHARED (B)	NONE (C)
STRATEGY: RISK ARBITRAGE											
(CONFIDENTIAL TREATMENT REQUESTED UNTIL 06/30/02)											
DIME BANCORP INC NEW	EQU	25429Q102000	3,855	100,000		X		2,17,35,36,38			100,00(
TOTAL MARKET VALUE FOR THIS PAGE				3,855							

CONFIDENTIAL TREATMENT REQUESTED

CITIGROUP INC.
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
FORM 13F AS OF 06/30/01

NAME OF ISSUER (1)	TITLE OF CLASS (2)	CUSIP (3)	FAIR MARKET VALUE (000) (4)	SHARES OR PRINCIPAL AMOUNT (5)	INVESTMENT DISCRETION (6) SOLE (A)	SHARED (B)	(C)	MANAGERS (7)	VOTING AUTHORITY (8) SOLE (A)	SHARED (B)	NONE (C)
STRATEGY: LONG-TERM ARBITRAGE & CONVERGENCE											
*** GLOBAL CROSSING CONV PFD	EQU	G3921A126001	1,021	23,200		X		2,17,35,36,38			23,200
*** GLOBAL CROSSING LTD 6.75%	EQU	G3921A134001	17,944	150,000		X		2,17,35,36,38			150,000
AFFILIATED MANAGERS GRP CONV	COR	008252AA60B0	10,106	11,000,000		X		2,17,35,36,38			11,000,000
AKAMAI TECH CONV	COR	00971TAC50B0	9,866	21,047,000		X		2,17,35,36,38			21,047,000
ALLERGAN INC CONV	COR	018490AA00B0	5,100	8,000,000		X		2,17,35,36,38			8,000,000
ALLERGEN CONV ZERO CPN	COR	018490AB80B0	1,275	2,000,000		X		2,17,35,36,38			2,000,000
ALLIED RISER COMMUNICATIONS	COR	019496AA60B0	588	2,000,000		X		2,17,35,36,38			2,000,000
ATMEL CORP CV	COR	049513AD60B0	17,213	45,000,000		X		2,17,35,36,38			45,000,000
CV THERAPEUTICS	COR	126667AB00B0	12,995	12,495,000		X		2,17,35,36,38			12,495,000
CELL THERAPEUTIC INC CV	COR	150934AA50B0	4,944	5,000,000		X		2,17,35,36,38			5,000,000
CEPHALON INC CONV	COR	156708AB50B0	4,605	4,000,000		X		2,17,35,36,38			4,000,000
CHARTER COMM INC CONV	COR	16117MAA50B0	7,514	5,928,000		X		2,17,35,36,38			5,928,000
CHARTER COMM INC CV	COR	16117MAB30B0	22,906	18,072,000		X		2,17,35,36,38			18,072,000
CHARTER COMMUNICATIONS INC	COR	16117MAC10B0	34,571	31,500,000		X		2,17,35,36,38			31,500,000
CIENA CORP CONV	COR	171779AA90B0	4,761	6,500,000		X		2,17,35,36,38			6,500,000
COR THERAPEUTICS INDUSTRIAL	COR	217753AE20B0	1,457	1,500,000		X		2,17,35,36,38			1,500,000
CURAGEN CORP CONV	COR	23126RAA90B0	10,275	12,000,000		X		2,17,35,36,38			12,000,000
E TRADE GROUP	COR	269246AB00R0	35,031	59,000,000		X		2,17,35,36,38			59,000,000
E TRADE GROUP INC CV	COR	269246AC80B0	5,025	6,000,000		X		2,17,35,36,38			6,000,000
ECHOSTAR COMMUNICATIONS CV	COR	278762AE90B0	4,706	5,000,000		X		2,17,35,36,38			5,000,000
EL PASO CORPORATION CONV	COR	28336LAA70B0	28,700	70,000,000		X		2,17,35,36,38			70,000,000
FRANKLIN RES INC CONV	COR	354613AA90B0	18,160	32,000,000		X		2,17,35,36,38			32,000,000
GLOBESPAN INC CONV	COR	379571AA00B0	8,138	10,000,000		X		2,17,35,36,38			10,000,000
IMCLONE SYS INC CV	COR	45245WAD10B0	9,799	9,000,000		X		2,17,35,36,38			9,000,000
INHALE THERAPEUTICS INC CONV	COR	457191AG90B0	7,509	11,250,000		X		2,17,35,36,38			11,250,000
INHALE THERAPEUTICS INC CONV	COR	457191AH70B0	14,184	21,250,000		X		2,17,35,36,38			21,250,000
INTERLIANT INC CONV	COR	458742AA10B0	1,631	9,740,000		X		2,17,35,36,38			9,740,000
INTL RECTIFIER CONV	COR	460254AD70B0	1,947	2,500,000		X		2,17,35,36,38			2,500,000
INTL RECTIFIER CORP CONV	COR	460254AE50B0	1,402	1,800,000		X		2,17,35,36,38			1,800,000
LATTICE SEMICONDUCTOR CORP SUB	COR	518415AC80R0	6,869	5,000,000		X		2,17,35,36,38			5,000,000
MARRRIOTT INTL CONV	COR	571903AA10B0	14,100	16,000,000		X		2,17,35,36,38			16,000,000
MERRILL LYNCH & CO CV	COR	590188A650B0	30,450	60,000,000		X		2,17,35,36,38			60,000,000
NETWORK PLUS CONV PFD 7.50%	EQU	64122D605000	394	50,000		X		2,17,35,36,38			50,000
PROVIDIAN FINANCIAL CORP CONV	COR	74406AAB80R0	3,347	7,500,000		X		2,17,35,36,38			7,500,000
REDBACK NETWORKS INC CV	COR	757209AB70B0	302	500,000		X		2,17,35,36,38			500,000
ROYAL CARIBBEAN CRUISES LTD	COR	780153AM40B0	38,356	95,000,000		X		2,17,35,36,38			95,000,000
SPX CORP CV ZERO CPN-RULE 144A	COR	784635AC80B0	16,350	24,000,000		X		2,17,35,36,38			24,000,000
SANMINA CORP CV ZERO CPN	COR	800907AC10B0	5,344	15,000,000		X		2,17,35,36,38			15,000,000
SANMINA CORP CONV	COR	800907AD90R0	8,906	25,000,000		X		2,17,35,36,38			25,000,000
SEPRACOR INC SUB DEB CONV	COR	817315AH70B0	30,285	36,000,000		X		2,17,35,36,38			36,000,000
TOTAL MARKET VALUE FOR THIS PAGE			458,076								

CONFIDENTIAL

CONFIDENTIAL TREATMENT REQUESTED

CITIGROUP INC.
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
FORM 13F AS OF 06/30/01

NAME OF ISSUER (1)	TITLE OF CLASS (2)	CUSIP (3)	FAIR MARKET VALUE (000) (4)	SHARES OR PRINCIPAL AMOUNT (5)	INVESTMENT DISCRETION SOLE (6) (A)	SHARED (B)	(C)	MANAGERS (7)	VOTING AUTHORITY (8) SOLE (A)	SHARED (B)	NONE (C)
SEPRACOR INC CONV	COR	817315AL8080	54,428	82,000,000		X		2,17,35,36,38			82,000,000
SOLECTRON CORP CONV	COR	834182AL1080	12,488	30,000,000		X		2,17,35,36,38			30,000,000
TYCO INTL LTD CONV	COR	902124AC0080	7,563	10,000,000		X		2,17,35,36,38			10,000,000
USTINTERNETWORKING INV CV SUB	COR	917311AH5080	4,514	23,000,000		X		2,17,35,36,38			23,000,000
VENATOR GROUP SUB NT CONV	COR	922944AA1080	5,969	5,000,000		X		2,17,35,36,38			5,000,000
VERIZON GLOBAL GDG CORP	COR	92343VAA2080	66,066	121,500,000		X		2,17,35,36,38			121,500,000
VIMPELCOM CONV	COR	927185AA6080	8,336	9,500,000		X		2,17,35,36,38			9,500,000
VISHAY INTERTECH CONV	COR	928298AC2080	1,877	3,500,000		X		2,17,35,36,38			3,500,000
WESTERN DIGITAL CORP CV S/D	COR	958102AH8080	1,327	4,575,000		X		2,17,35,36,38			4,575,000
XO COMMUNICATIONS INC CONV SUB	COR	983764AA90R0	475	2,500,000		X		2,17,35,36,38			2,500,000
TOTAL MARKET VALUE FOR THIS PAGE				163,043							
TOTAL				775,253							